BANK LOAN	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK LOAN

12. BANK LOAN

In September 2024, the Company’s subsidiary, Tianjin Lobo entered into a line of credit agreement of $410,998 (RMB3.000,000) with a financing company at an annual interest rate of 8.89%. The Company pays principal and interest monthly, and the credit agreement expires on August 31, 2027. $141,419 of the principal is classified as short-term, and remaining $168,718 of the principal is classified as long-term as of June 30, 2025.

In January and April of 2025, the Company’s subsidiary, Jiangsu Lobo entered into a line of credit agreement and has drawn a total of $1,481,385 (at average foreign exchange rate of RMB10,700,000) with a financing company at an annual interest rate between 3.01% and 3.35%. The Company pays interest monthly or quarterly, and pay principal when each tranche of the borrowings expires between Jan and April of 2026. All of the principal of $1,493,662 are classified as short-term as of June 30, 2025.

For the six months ended June 30, 2025 and 2024, the Company recorded interest expenses of $27,833 and $5168, respectively.